UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21504
                                                     ---------

                  Advent/Claymore Enhanced Growth & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Robert White, Treasurer
                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 479-0675
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2008
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


   SEMI-ANNUAL
        REPORT
April 30, 2008
   (Unaudited)

        Advent/Claymore Enhanced   |  LCM
            Growth & Income Fund

Logo: ADVENT CAPITAL MANAGEMENT

Logo: CLAYMORE (R)

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund SUMMARY | AS OF APRIL 30, 2008 (unaudited)

FUND STATISTICS
-------------------------------------------------------
Share Price                                      $15.12
Common Share Net Asset Value                     $16.95
Premium/Discount to NAV                         -10.80%
Net Assets ($000)                              $230,605
-------------------------------------------------------


TOTAL RETURNS
-------------------------------------------------------
(INCEPTION 1/31/05)                MARKET           NAV
-------------------------------------------------------
Six-Month-non-annualized           -8.91%       -11.78%
One Year                          -16.74%        -9.36%
Three Year - average annual         3.98%         6.71%
Since Inception - average annual   -0.33%         4.19%
-------------------------------------------------------


                                         % OF LONG-TERM
TOP TEN INDUSTRIES                          INVESTMENTS
-------------------------------------------------------
Pharmaceuticals                                    9.3%
Chemicals                                          6.6%
Oil and Gas                                        6.5%
Special Purpose Entity                             5.7%
Automotive                                         5.3%
Telecommunications                                 5.2%
Financial Services                                 3.9%
Utilities - Gas and Electric                       3.9%
Diversified Metals and Mining                      3.9%
Computers - Software and Peripherals               3.5%
-------------------------------------------------------


                                         % OF LONG-TERM
TOP TEN ISSUERS                             INVESTMENTS
-------------------------------------------------------
Dow Jones CDX North America High Yield             5.7%
Mylan, Inc.                                        2.3%
Intel Corp.                                        2.3%
Xstrata PLC                                        2.1%
Bayer Capital Corp. BV                             2.1%
Suzuki Motor Corp.                                 2.0%
Continental AG                                     1.9%
Vallourec SA                                       1.9%
Schering-Plough Corp.                              1.8%
Roche Holding AG                                   1.8%
-------------------------------------------------------

Past performance does not guarantee future results. All portfolio data is subject to change daily. For more current information, please visit www.adventclaymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations.


Line Chart:
SHARE PRICE & NAV PERFORMANCE
SHARE PRICE       NAV
17.46             20.09
17.31             19.8
17.39             19.79
17.32             19.63
17.29             19.74
16.95             19.53
16.6              19.39
16.5              19.22
16.29             18.94
16.05             18.69
15.89             18.79
15.75             18.62
15.8              18.53
15.55             18.17
15.4              18.18
15.25             17.92
15.49             18.15
15.1              18.07
15.16             18.13
15.58             18.45
15.67             18.56
15.75             18.73
15.85             18.61
15.95             18.46
16.1              18.56
16.3              18.71
16.32             18.78
16.4              18.81
16.01             18.61
16.03             18.64
16                18.46
15.8              18.31
15.54             18.03
15.57             18.01
15.55             18
15.33             18.06
15.57             18.28
15.94             18.37
15.86             18.47
15.81             18.38
15.85             18.43
15.98             18.41
15.98             18.39
16.17             18.3
15.92             17.96
15.86             17.84
15.67             17.75
15.89             17.74
15.98             17.77
15.84             17.67
16.01             17.79
15.66             17.47
15.52             17.11
15.2              16.82
14.76             16.72
14.49             16.33
14.67             16.42
14.83             16.74
14.87             16.87
15.32             16.92
15.52             17.08
15.9              17.04
16.01             17.23
16.17             17.5
16.14             17.51
16.02             17.12
15.95             16.94
15.96             16.87
15.84             16.8
15.83             16.88
15.89             17
15.47             16.79
14.74             16.79
14.83             16.81
15.01             16.9
15.12             16.84
15.27             16.87
15.15             16.88
15.31             17.08
15.48             17.2
15.53             17.22
15.59             17.07
15.2              16.81
15.21             16.67
15.11             16.54
15.17             16.58
14.9              16.39
14.6              16.21
14.2              15.93
14.52             16.17
14.36             16.17
14.25             16.17
13.92             15.98
13.55             15.51
13.8              15.82
13.47             15.64
13.84             15.67
14.01             15.89
13.98             16.08
14.02             16.03
14.04             16.02
13.99             15.98
14.06             15.95
14.39             16.16
14.24             16.24
14.31             16.34
14.44             16.43
14.52             16.56
14.48             16.49
14.42             16.37
14.48             16.42
14.2              16.35
14.25             16.29
14.27             16.32
14.42             16.56
14.48             16.56
14.69             16.7
14.69             16.75
14.55             16.62
14.61             16.69
14.74             16.82
14.9              16.88
15.01             16.96
15.06             16.92
15.12             16.95


Pie Chart:
PORTFOLIO COMPOSITION (% of Total Investments)

Asset Class
-----------
Common Stocks                   51.9%
Convertible Bonds               16.4%
Corporate Bonds                 15.4%
Convertible Preferred Stocks    15.2%
Exchange-Traded Funds            1.0%
Call Options Purchased           0.1%


                                         % OF LONG-TERM
COUNTRY BREAKDOWN                           INVESTMENTS
-------------------------------------------------------
United States                                     63.2%
Japan                                              8.1%
United Kingdom                                     5.4%
Canada                                             5.1%
Germany                                            3.2%
Switzerland                                        2.3%
Netherlands                                        2.1%
Cayman Islands                                     2.0%
France                                             1.8%
Czech Republic                                     1.7%
Bermuda                                            1.6%
Guernsey                                           1.4%
China                                              1.2%
Brazil                                             0.9%
-------------------------------------------------------


2 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of INVESTMENTS | APRIL 30, 2008 (unaudited)


NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 95.9%

              COMMON STOCKS - 49.8%

              AEROSPACE AND DEFENSE - 0.8%
      80,000  AAR Corp. (a) (b)                                    $  1,872,000
--------------------------------------------------------------------------------
              AGRICULTURE - 0.7%
   1,164,000  Chaoda Modern Agriculture Ltd. (Cayman Islands)         1,672,543
--------------------------------------------------------------------------------
              AIRLINES - 0.8%
      50,000  Continental Airlines, Inc., Class B (a)(b)                899,000
     100,000  Northwest Airlines Corp. (a)(b)                           966,000
--------------------------------------------------------------------------------
                                                                      1,865,000
--------------------------------------------------------------------------------
              ALUMINUM, STEEL AND OTHER METALS - 2.7%
      18,500  Freeport-McMoran Copper & Gold, Inc. (a)                2,104,375
      15,000  Vallourec SA (France) (a)                               4,092,701
--------------------------------------------------------------------------------
                                                                      6,197,076
--------------------------------------------------------------------------------
              AUTO PARTS & EQUIPMENT - 0.0%
         100  Continental AG (Germany) (a)                               11,759
--------------------------------------------------------------------------------
              AUTOMOTIVE - 1.9%
     171,500  Suzuki Motor Corp. (Japan)                              4,315,807
--------------------------------------------------------------------------------
              BEVERAGES - 1.0%
      92,000  SABMiller PLC (United Kingdom) (a)                      2,128,221
--------------------------------------------------------------------------------
              BIOTECHNOLOGY - 2.6%
      60,000  Amgen, Inc. (a)(b)                                      2,512,200
      50,000  Genzyme Corp. (a)(b)(c)                                 3,517,500
--------------------------------------------------------------------------------
                                                                      6,029,700
--------------------------------------------------------------------------------
              CHEMICALS - 4.3%
      60,300  Nitto Denko Corp. (Japan)                               2,486,776
   2,895,000  Sinofert Holdings, Ltd. (Bermuda)                       2,209,895
      45,000  Terra Industries, Inc. (a)                              1,703,700
     338,000  Tokai Carbon Co., Ltd. (Japan)                          3,509,042
--------------------------------------------------------------------------------
                                                                      9,909,413
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES - 0.5%
      15,000  Visa, Inc., Class A (a)(b)                              1,251,750
--------------------------------------------------------------------------------
              COMMUNICATIONS, MEDIA AND ENTERTAINMENT - 1.6%
      50,000  DISH Network Corp., Class A (a)(b)                      1,492,000
     250,000  Interpublic Group of Cos., Inc. (a)(b)                  2,262,500
--------------------------------------------------------------------------------
                                                                      3,754,500
--------------------------------------------------------------------------------
              COMPUTERS - SOFTWARE AND PERIPHERALS - 1.1%
     325,000  Compuware Corp. (a)(b)                                  2,450,500
--------------------------------------------------------------------------------
              DIVERSIFIED OPERATIONS - 1.1%
     629,000  Shanghai Industrial Holdings Ltd. (China)               2,606,510
--------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT AND COMPONENTS - 1.6%
      25,000  General Cable Corp. (a)(b)                              1,675,000
     550,000  RF Micro Devices, Inc. (a)(b)(c)                        1,853,500
--------------------------------------------------------------------------------
                                                                      3,528,500
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
              ENGINEERING - 0.5%
      37,400  ABB Ltd. (Switzerland)                               $  1,143,311
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 1.3%
     250,000  Man Group PLC (United Kingdom) (a)                      2,879,226
--------------------------------------------------------------------------------
              FOREST PRODUCTS - 0.6%
     125,000  Temple-Inland, Inc. (a)                                 1,458,750
--------------------------------------------------------------------------------
              HEALTH CARE PRODUCTS AND SERVICES - 2.1%
     774,000  Hengan International Group Co., Ltd. (Cayman Islands)   2,765,491
      70,000  Hologic, Inc. (a)(b)                                    2,043,300
--------------------------------------------------------------------------------
                                                                      4,808,791
--------------------------------------------------------------------------------
              INSURANCE - 0.5%
      50,000  Assured Guaranty, Ltd. (Bermuda) (a)                    1,264,500
--------------------------------------------------------------------------------
              INTERNET - 0.8%
      21,200  Equinix, Inc. (a)(b)                                    1,916,904
--------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE - 1.1%
      50,000  Merrill Lynch & Co., Inc. (a)                           2,491,500
--------------------------------------------------------------------------------
              LEISURE AND ENTERTAINMENT - 1.9%
     110,000  International Game Technology (a)                       3,821,400
     100,000  Shuffle Master, Inc. (a)(b)(c)                            491,000
--------------------------------------------------------------------------------
                                                                      4,312,400
--------------------------------------------------------------------------------
              MACHINERY AND EQUIPMENT - 1.9%
     140,000  Nabtesco Corp. (Japan)                                  2,056,263
      19,400  SMC Corp. (Japan)                                       2,242,388
--------------------------------------------------------------------------------
                                                                      4,298,651
--------------------------------------------------------------------------------
              MANUFACTURING - 0.7%
      50,000  General Electric Co. (a)                                1,635,000
--------------------------------------------------------------------------------
              OIL AND GAS - 5.1%
      25,000  Baytex Energy Trust (Income Trust) (Canada)               626,303
     102,000  Bonavista Energy Trust (Income Trust) (Canada)          3,131,606
      40,000  Cameron International Corp. (a)(b)                      1,969,200
      80,000  Enerplus Resources Fund (Income Trust) (Canada)         3,584,947
      30,000  Pride International, Inc. (a)(b)                        1,273,500
      28,700  Vermilion Energy Trust (Income Trust) (Canada)          1,130,502
--------------------------------------------------------------------------------
                                                                     11,716,058
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 4.5%
     100,000  Bristol-Myers Squibb Co. (a)                            2,197,000
      90,000  Isis Pharmaceuticals, Inc. (a)(b)                       1,060,200
      75,000  Merck & Co., Inc. (a)                                   2,853,000
      24,000  Roche Holding AG (Switzerland)                          3,981,758
      25,000  Schering-Plough Corp. (a)(c)                              460,250
--------------------------------------------------------------------------------
                                                                     10,552,208
--------------------------------------------------------------------------------
              REAL ESTATE AND DEVELOPMENT - 1.4%
     219,000  Shoei Co., Ltd. (Japan)                                 3,218,678
--------------------------------------------------------------------------------

See notes to financial statements.


                                          SemiAnnual Report | April 30, 2008 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund |
PORTFOLIO OF INVESTMENTS (unaudited) continued

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------
              RETAIL - SPECIALTY STORES - 1.7%
      30,000  GameStop Corp., Class A (a)(b)                       $  1,651,200
      95,510  Whitbread PLC (United Kingdom) (a)                      2,298,323
--------------------------------------------------------------------------------
                                                                      3,949,523
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - 5.0%
     102,500  Amdocs, Ltd. (Guernsey) (a)(b)                          3,216,450
     200,000  Comverse Technology, Inc. (b)                           3,490,000
      70,000  NII Holdings, Inc. (a)(b)                               3,201,800
     600,000  Powerwave Technologies, Inc. (a)(b)                     1,638,000
--------------------------------------------------------------------------------
                                                                     11,546,250
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS - 49.8%
              (Cost $130,127,910)                                   114,785,029
--------------------------------------------------------------------------------

              CONVERTIBLE PREFERRED STOCKS - 14.6%

              AUTOMOTIVE - 0.5%
      34,300  Ford Motor Co., Capital Trust II, 6.50%, 2032           1,263,955
--------------------------------------------------------------------------------
              BANKING AND FINANCE - 2.0%
       2,000  Bank of America Corp., Ser. L, 7.25%, 2049 (a) (g)      2,196,000
       2,000  Wachovia Corp., Ser. L, 7.50%, 2049 (g)                 2,338,100
--------------------------------------------------------------------------------
                                                                      4,534,100
--------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT - 2.3%
       5,000  Lucent Technologies Capital Trust I, 7.75%, 2017        3,800,000
     131,400  Merrill Lynch & Co., Inc., Ser. Motorola, Inc.,
              18.70%, 2008 (d)(e)                                     1,442,772
--------------------------------------------------------------------------------
                                                                      5,242,772
--------------------------------------------------------------------------------
              COMPUTERS - SOFTWARE AND PERIPHERALS - 0.6%
      78,003  Merrill Lynch & Co., Inc., Ser. Dell, Inc., 14.85%,
              2008 (a)(d)(e)                                          1,502,338
--------------------------------------------------------------------------------
              DIVERSIFIED METALS AND MINING - 0.9%
      27,500  Vale Capital Ltd., Ser. RIO, 5.50%, 2010
              (Brazil) (a)(d)                                         2,014,375
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 0.5%
       1,250  SLM Corp., Ser. C, 7.25%, 2010 (a)                      1,199,062
--------------------------------------------------------------------------------
              MISCELLANEOUS CONSUMER DISCRETIONARY - 0.8%
      40,000  Avery Dennison Corp., 7.875%, 2010 (a)                  1,910,800
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 3.8%
       5,500  Mylan, Inc., 6.50%, 2010 (a)(c)                         5,126,770
      20,000  Schering-Plough Corp., 6.00%, 2010                      3,610,600
--------------------------------------------------------------------------------
                                                                      8,737,370
--------------------------------------------------------------------------------
              SEMICONDUCTORS - 2.2%
     222,860  Wachovia Bank NA, Ser. Intel Corp., 8.00%,
              2008 (a)(d)(e)                                          5,077,375
--------------------------------------------------------------------------------
              UTILITIES - GAS AND ELECTRIC - 1.0%
       6,000  NRG Energy, Inc. 5.75%, 2009 (a)                        2,259,375
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE PREFERRED STOCKS - 14.6%
              (Cost $37,935,982)                                     33,741,522
--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              CONVERTIBLE BONDS - 15.7%
              AIRLINES - 1.0%
$  1,000,000  AMR Corp., B-, 4.50%, 2/15/24                        $    933,750
$  1,895,000  JetBlue Airways Corp., CCC, 3.75%, 3/15/35              1,388,088
--------------------------------------------------------------------------------
                                                                      2,321,838
--------------------------------------------------------------------------------
              AUTO PARTS AND EQUIPMENT - 1.8%
(euro)
   1,700,000  Conti-Gummi Finance BV, Ser. Continental AG, BBB
              1.625%, 5/19/11 (Germany) (d)                           4,154,043
--------------------------------------------------------------------------------
              AUTOMOTIVE - 2.6%
(euro)
   2,500,000  Deutsche Bank AG, Ser. Daimler AG, NR
              8.00%, 6/20/08 (Germany) (d) (e)                        2,856,912
$  1,375,000  General Motors Corp., Ser. C, 6.25%, 2033 (a)           1,022,450
$  3,125,000  General Motors Corp., Ser. B, 5.25%, 2032 (a)           2,203,750
--------------------------------------------------------------------------------
                                                                      6,083,112
--------------------------------------------------------------------------------
              BANKING AND FINANCE - 1.0%
$  1,000,000  Boston Private Financial Holdings, Inc., NR
              3.00%, 7/15/27 (a)                                        891,250
$  1,750,000  National City Corp., A
              4.00%, 2/1/11                                           1,476,562
--------------------------------------------------------------------------------
                                                                      2,367,812
--------------------------------------------------------------------------------
              CHEMICALS - 2.0%
(euro)
   2,000,000  Bayer Capital Corp. BV, BBB
              6.625%, 6/01/09 (Netherlands)                           4,641,119
--------------------------------------------------------------------------------
              DIVERSIFIED METALS AND MINING - 2.8%
(pound)
   2,000,000  Calyon Financial Products Ltd., Ser. Xstrata PLC, NR
              8.00%, 6/12/08 (United Kingdom) (d)                     4,655,483
$  1,500,000  Peabody Energy Corp., B
              4.75%, 12/15/41 (a)                                     1,852,500
--------------------------------------------------------------------------------
                                                                      6,507,983
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 1.7%
$  1,636,000  CompuCredit Corp., NR
              5.875%, 11/30/35 (a)                                      582,825
$    750,000  Countrywide Financial Corp., BB+
              0.00% 4/15/37 (f)                                         693,750
$  2,750,000  Nasdaq OMX Group (The), BB+
              2.50%, 8/15/13 (e)                                      2,729,375
--------------------------------------------------------------------------------
                                                                      4,005,950
--------------------------------------------------------------------------------
              PHARMACEUTICALS - 0.7%
$  2,000,000  Omnicare, Inc., B+
              3.25%, 12/15/35 (a)                                     1,382,500
--------------------------------------------------------------------------------
              TRANSPORTATION - 0.5%
$  1,264,000  YRC Worldwide, Inc., B+
              5.00%, 8/08/23                                          1,110,740
--------------------------------------------------------------------------------
              UTILITIES - GAS AND ELECTRIC - 1.6%
(euro)
   2,200,000  Deutsche Bank AG, Ser. CEZ AS, NR
              8.00%, 6/20/08 (Czech Republic) (d)                     3,665,628
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE BONDS - 15.7%
              (Cost $32,245,576)                                     36,240,725
--------------------------------------------------------------------------------

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund |
PORTFOLIO OF INVESTMENTS (unaudited) continued


PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 14.8%
              ADVERTISING - 0.2%
$    500,000  Interpublic Group of Cos., Inc., B+
              7.25%, 8/15/11 (a)                                   $    490,000
--------------------------------------------------------------------------------
              COMPUTERS - SOFTWARE AND PERIPHERALS - 1.6%
   3,500,000  SunGard Data Systems, Inc., B-
              10.25%, 8/15/15                                         3,718,750
--------------------------------------------------------------------------------
              DIVERSIFIED OPERATIONS - 0.4%
   1,000,000  Leucadia National Corp., BB+
              8.125%, 9/15/15                                         1,020,000
--------------------------------------------------------------------------------
              ELECTRONICS EQUIPMENT AND COMPONENTS - 1.5%
   4,000,000  Freescale Semiconductor, Inc., B-
              8.875%, 12/15/14                                        3,520,000
--------------------------------------------------------------------------------
              FINANCIAL SERVICES - 0.3%
     600,000  JP Morgan Chase & Co., A
              7.90%, 4/29/49 (f)                                        611,220
--------------------------------------------------------------------------------
              HEALTH CARE PRODUCTS AND SERVICES - 0.3%
     750,000  Axcan Intermediate Holdings, Inc., B-
              12.75%, 3/1/16 (e)                                        737,550
--------------------------------------------------------------------------------
              OIL AND GAS - 1.2%
   3,000,000  CCS, Inc., B-
              11.00%, 11/15/15 (Canada) (e)                           2,696,400
--------------------------------------------------------------------------------
              PACKAGING & CONTAINERS - 0.8%
   1,500,000  Jefferson Smurfit Corp., B-
              8.25%, 10/1/12                                          1,365,000
     500,000  Smurfit-Stone Container Enterprises, Inc., B-
              8.375%, 7/1/12                                            457,500
--------------------------------------------------------------------------------
                                                                      1,822,500
--------------------------------------------------------------------------------
              SPECIAL PURPOSE ENTITY - 5.5%
  12,150,000  Dow Jones CDX North America High Yield, Ser. 3-4, NR
              10.50%, 12/29/09 (e)                                   12,673,969
--------------------------------------------------------------------------------
              TRANSPORTATION - 0.4%
   1,000,000  USF Corp., B+
              8.50%, 4/15/10                                            920,000
--------------------------------------------------------------------------------
              TRAVEL SERVICES - 1.5%
   3,500,000  Travelport LLC, B
              9.875%, 9/01/14                                         3,381,875
--------------------------------------------------------------------------------
              UTILITIES- GAS AND ELECTRIC - 1.1%
   2,500,000  Texas Competitive Electric Holdings Co., LLC, CCC
              10.25%, 11/01/15 (e)                                    2,606,250
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS - 14.8%
              (Cost $33,963,692)                                     34,198,514
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

              EXCHANGE-TRADED FUNDS - 1.0%
      35,000  UltraShort QQQ ProShares (a)                         $  1,479,100
      12,500  UltraShort S&P500 ProShares (a)                           725,500
--------------------------------------------------------------------------------
              (Cost $2,321,539)                                       2,204,600
--------------------------------------------------------------------------------
              TOTAL LONG-TERM INVESTMENTS - 95.9%                   221,170,390
================================================================================

CONTRACTS
(100 SHARES                                          EXPIRATION         EXERCISE
PER CONTRACT) OPTIONS PURCHASED(B)                         DATE            PRICE        VALUE
---------------------------------------------------------------------------------------------
              CALL OPTIONS PURCHASED - 0.0%
         300  Flextronics International, Ltd.          May 2008       $    10.00  $     16,500
----------------------------------------------------------------------------------------------

              PUT OPTIONS PURCHASED - 0.1%
         230  FEI, Co.                                June 2008            25.00        79,350
         250  UltraShort QQQ ProShares                 May 2008            41.00        23,750
         100  UltraShort S&P500 ProShares              May 2008            55.00         4,750
----------------------------------------------------------------------------------------------
                                                                                       107,850
----------------------------------------------------------------------------------------------
              TOTAL OPTIONS PURCHASED
              (Cost $107,996)                                                          124,350
----------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS - 96.0%
              (Cost $236,702,695)                                                  221,294,740
              Other assets in excess of liabilities - 4.2%                           9,850,347
              Total Options Written (Premiums received $742,646) - (0.2%)             (539,915)
----------------------------------------------------------------------------------------------
              NET ASSETS - 100.0%                                                 $230,605,172
==============================================================================================

LLC - Limited Liability Corp.

PLC - Public Limited Company.

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

(c) All or a portion of these securities with an aggregate market value of $11,449,020 have been physically segregated to collateralize written call options.

(d) Synthetic convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to 14.0% of net assets.

(f) Variable rate or floating rate security. The rate shown is as of April 30, 2008.

(g)  Security is convertible until December 31, 2049.

Ratings shown are per Standard & Poor's and are unaudited. Securities classified as NR are not rated by Standard & Poors.

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2008 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund |
PORTFOLIO OF INVESTMENTS (unaudited) continued

CONTRACTS
(100 SHARES                                             EXPIRATION           EXERCISE        MARKET
PER CONTRACT)   CALL OPTIONS WRITTEN (a)                      DATE              PRICE         VALUE
---------------------------------------------------------------------------------------------------
          50    AAR Corp.                                June 2008       $      25.00   $     4,125
         125    Amdocs, Ltd.                              May 2008              30.00        22,500
         100    Amgen, Inc.                              June 2008              45.00         7,000
         100    Assured Guaranty, Ltd.                    May 2008              25.00        14,000
          50    Avery Dennison Corp.                      May 2008              50.00         3,000
          50    Bank of America Corp.                     May 2008              42.50           250
          50    Boston Private Financial Holdings, Inc.   May 2008              12.50         1,250
          50    Bristol-Myers Squibb Co.                  May 2008              22.50         1,600
          50    Cameron International Corp.               May 2008              52.50         4,650
         100    Cameron International Corp.              June 2008              55.00        10,800
          50    Cameron International Corp.               May 2008              45.00         3,250
          50    CompuCredit Corp.                         May 2008              12.50           500
          50    Compuware Corp.                           May 2008              10.00           500
           1    Continental AG                            May 2008              70.00           954
         100    Continental Airlines, Inc., Class B      June 2008              20.00        14,500
          50    DISH Network Corp., Class A               May 2008              32.50         1,650
         100    DISH Network Corp., Class A              June 2008              32.50         8,500
          12    Equinix, Inc.                             May 2008              80.00        13,320
          50    Equinix, Inc.                            June 2008             100.00        10,750
          25    Freeport-McMoRan Copper & Gold, Inc.      May 2008             135.00           650
          50    Freeport-McMoRan Copper & Gold, Inc.     June 2008             140.00         7,000
         100    GameStop Corp., Class A                   May 2008              55.00        20,000
         100    GameStop Corp., Class A                   May 2008              60.00         3,500
         100    GameStop Corp., Class A                  June 2008              65.00         8,000
          50    General Cable Corp.                       May 2008              70.00         6,500
          50    General Cable Corp.                       May 2008              65.00         8,350
          25    General Electric Co.                      May 2008              35.00           825
          50    General Motors Corp.                     June 2008              25.00         5,500
         100    Genzyme Corp.                            June 2008              75.00        13,750
          50    Hologic, Inc.                             May 2008              30.00         5,500
          20    International Game Technology            June 2008              40.00           700
          50    Interpublic Group of Cos., Inc.          July 2008              10.00         1,000
          25    Isis Pharmaceuticals, Inc.               June 2008              12.50         2,000
         100    Man Group PLC                            June 2008             595.00        58,894

CONTRACTS
(100 SHARES                                             EXPIRATION           EXERCISE        MARKET
PER CONTRACT)   CALL OPTIONS WRITTEN (a)                      DATE              PRICE         VALUE
---------------------------------------------------------------------------------------------------
          50  Man Group PLC                              June 2008       $     635.00   $    14,854
          50  Merck & Co., Inc.                          June 2008              45.00           750
          50  Merrill Lynch & Co., Inc.                  June 2008              55.00         4,500
          50  Merrill Lynch & Co., Inc.                  June 2008              52.50         9,700
          50  Merrill Lynch & Co., Inc., Ser. Dell, Inc.  May 2008              21.00           175
          50  Mylan, Inc.                                 May 2008              12.50         5,000
          25  NII Holdings, Inc.                          May 2008              40.00        15,000
         100  Northwest Airlines Corp.                   June 2008              15.00         1,500
          50  NRG Energy, Inc.                            May 2008              42.50        11,125
          50  Omnicare, Inc.                             June 2008              22.50         4,000
          50  Peabody Energy Corp.                        May 2008              70.00         1,000
          50  Powerwave Technologies, Inc.             August 2008               2.50         2,250
         300  Pride International, Inc.                   May 2008              40.00        75,000
         100  RF Micro Devices, Inc.                      May 2008               7.50           500
          10  SABMiller PLC                              June 2008           1,300.00         2,278
          50  Schering-Plough Corp.                      June 2008              20.00         2,000
         100  Shuffle Master, Inc.                     August 2008               7.50         1,000
          50  SLM Corp.                                   May 2008              20.00         2,750
         100  Temple-Inland, Inc.                        June 2008              12.50         7,500
          50  Terra Industries, Inc.                      May 2008              40.00         6,250
         250  Terra Industries, Inc.                      May 2008              45.00         8,750
         150  Terra Industries, Inc.                      May 2008              50.00         1,500
         150  UltraShort QQQ ProShares                   June 2008              49.00        16,875
         100  UltraShort S&P500 ProShares                June 2008              66.00        10,000
          50  Vale Capital Ltd., Ser. RIO                 May 2008              37.50        12,500
          50  Vallourec SA                               June 2008             190.00        31,449
          50  Visa, Inc., Class A                        June 2008              85.00        22,500
          50  Wachovia Bank NA, Ser. Intel Corp.          May 2008              22.00         3,000
           5  Whitbread PLC                              June 2008           1,400.00           941
---------------------------------------------------------------------------------------------------
              TOTAL VALUE OF CALL OPTIONS WRITTEN
              (Premiums received $742,646)                                              $   539,915
===================================================================================================

(a)  Non-income producing security.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of ASSETS AND LIABILITIES | APRIL 30, 2008 (unaudited)

ASSETS
   Investments, at value (cost $236,702,695)                                                      $221,294,740
   Foreign currency, at value (cost $462,804)                                                          466,640
   Cash                                                                                              8,363,537
   Receivable for securities sold                                                                    5,475,010
   Dividends and interest receivable                                                                 1,674,744
   Net unrealized appreciation on forward foreign currency contracts                                   300,579
   Reclaims receivable                                                                                 102,738
   Other assets                                                                                         72,154
--------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 237,750,142
--------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                                                  6,100,656
   Options written, at value (premiums received of $742,646)                                           539,915
   Net unrealized depreciation on forward foreign currency contracts                                   158,622
   Investment Management fee payable                                                                    93,950
   Investment Advisory fee payable                                                                      90,266
   Accrued expenses and other liabilities                                                              161,561
--------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              7,144,970
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $230,605,172
==============================================================================================================
COMPOSITION OF NET ASSETS
Common stock, $0.001 par value per share; unlimited number of shares authorized,
   13,603,025 shares issued and outstanding                                                       $     13,603
Additional paid-in capital                                                                         259,265,272
Accumulated net realized loss on investments, options and foreign currency transactions             (6,314,921)
Accumulated net unrealized depreciation on investments, options and foreign currency translation   (15,037,418)
Distributions in excess of net investment income                                                    (7,321,364)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $230,605,172
==============================================================================================================
NET ASSET VALUE
   (based on 13,603,025 common shares outstanding)                                                $      16.95
==============================================================================================================

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2008 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of OPERATIONS | FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)

INVESTMENT INCOME
   Interest (net of foreign withholding taxes of $463)                          $  2,470,875
   Dividends (net of foreign withholding taxes of $65,045)                         1,851,980
---------------------------------------------------------------------------------------------------------------
      Total income                                                                                 $  4,322,855
---------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment Management fee                                                         600,060
   Investment Advisory fee                                                           576,528
   Professional fees                                                                  88,192
   Trustees' fees and expenses                                                        73,500
   Printing expense                                                                   45,598
   Fund accounting                                                                    38,939
   Administration fee                                                                 38,450
   Custodian fee                                                                      28,876
   Insurance                                                                          11,775
   Transfer agent fee                                                                 10,686
   NYSE listing fee                                                                   10,538
   Miscellaneous                                                                       6,462
---------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                  1,529,604
---------------------------------------------------------------------------------------------------------------
      Net investment income                                                                           2,793,251
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY
   TRANSACTIONS
   Net realized gain (loss) on:
      Investments                                                                                   (11,722,228)
      Options                                                                                         1,744,968
      Foreign currency transactions                                                                  (1,112,168)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                                   (24,073,818)
      Options                                                                                           418,420
      Foreign currency translation                                                                      150,989
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments, options and foreign currency transactions       (34,593,837)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $(31,800,586)
===============================================================================================================

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of CHANGES IN NET ASSETS |

                                                                                 FOR THE SIX
                                                                                MONTHS ENDED            FOR THE
                                                                              APRIL 30, 2008         YEAR ENDED
                                                                                 (UNAUDITED)   OCTOBER 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income                                                        $  2,793,251       $ 5,934,940
   Net realized gain (loss) on investments, options and foreign
      currency transactions                                                      (11,089,428)       20,909,185
   Net change in unrealized appreciation (depreciation) on investments,
      options and foreign currency translation                                   (23,504,409)        4,103,545
----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations            (31,800,586)       30,947,670
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
   Net investment income                                                         (10,882,420)      (21,746,612)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Reinvestment of dividends                                                              --           439,291
----------------------------------------------------------------------------------------------------------------
      Net increase from capital share transactions                                        --           439,291
----------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                    (42,683,006)        9,640,349

NET ASSETS
   Beginning of year                                                             273,288,178       263,647,829
----------------------------------------------------------------------------------------------------------------
   End of year (including distributions in excess of net investment income and undistributed net investment income of ($7,321,364)
      and $767,805, respectively)                                               $230,605,172      $273,288,178
===============================================================================================================

See notes to financial statements.

                                          SemiAnnual Report | April 30, 2008 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial HIGHLIGHTS |

                                                                  FOR THE                                           FOR THE PERIOD
                                                         SIX MONTHS ENDED            FOR THE            FOR THE  JANUARY 31, 2005*
PER SHARE OPERATING PERFORMANCE                            APRIL 30, 2008         YEAR ENDED         YEAR ENDED            THROUGH
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD           (UNAUDITED)  OCTOBER 31, 2007   OCTOBER 31, 2006   OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  20.09           $  19.41           $  18.51         $  19.10(a)
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (b)                                         0.21               0.44               0.58             0.47
   Net realized and unrealized gain (loss)
      on investments, options and foreign
      currency transactions                                         (2.55)              1.84               1.92            (0.22)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                              (2.34)              2.28               2.50             0.25
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARES' OFFERING EXPENSES CHARGED TO
   PAID-IN CAPITAL                                                     --                 --                 --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
   Net investment income                                            (0.80)             (1.60)             (1.60)           (0.80)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  16.95           $  20.09           $  19.41         $  18.51
------------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                      $  15.12           $  17.46           $  18.78         $  16.83
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (C)
   Net asset value                                                 -11.78%             12.24%             14.11%            1.12%
   Market value                                                     -8.91%              1.08%             22.20%          -12.08%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                            $230,605           $273,288           $263,648         $251,349
Ratio of net expenses to average net assets                          1.30%(d)           1.26%              1.29%            1.38%(d)
Ratio of net investment income to average net assets                 2.37%(d)           2.21%              3.09%            3.37%(d)
Portfolio turnover rate                                                71%               181%               415%             246%

*    Commencement of investment operations.

(a)  Before deduction of offering expenses charged to capital.

(b)  Based on average shares outstanding during the period.

(c) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)  Annualized.

See notes to financial statements.


10 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Notes to FINANCIAL STATEMENTS | APRIL 30, 2008 (unaudited)


Note 1 - ORGANIZATION:

Advent/Claymore Enhanced Growth & Income Fund (the "Fund") was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund's primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund's primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.


Note 2 -ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in the Fund's accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation in the Fund's Statement of Operations.

(D) COVERED CALL OPTIONS

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill


                                         SemiAnnual Report | April 30, 2008 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(E) FORWARD EXCHANGE CURRENCY CONTRACTS

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract. Forward exchange currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(F) DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays quarterly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.


Note 3 - INVESTMENT ADVISORY AGREEMENT, INVESTMENT MANAGEMENT AGREEMENT AND OTHER AGREEMENTS:

Pursuant to an Investment Advisory Agreement (the "Agreement") between Claymore Advisors, LLC (the "Adviser") and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the "Investment Manager"), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund's portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

The Bank of New York Mellon ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or Investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.


Note 4 - FEDERAL INCOME TAXES:

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.


12 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At April 30, 2008, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options and foreign currency translations are as follows:

     COST OF                                             NET TAX   NET TAX UNREALIZED
 INVESTMENTS       GROSS TAX         GROSS TAX        UNREALIZED         APPRECIATION
     FOR TAX       UNREALIZED       UNREALIZED      DEPRECIATION   ON DERIVATIVES AND
    PURPOSES     APPRECIATION     DEPRECIATION    ON INVESTMENTS     FOREIGN CURRENCY
-------------------------------------------------------------------------------------
$236,925,255       $9,442,742    $(25,073,257)     $(15,630,515)             $370,328
-------------------------------------------------------------------------------------

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on certain convertible securities.

For the year ended October 31, 2007, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $21,746,612, was ordinary income.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of April 30, 2008.

Tax years for 2005, 2006 and 2007 are still subject to examination by major jurisdictions.


Note 5 - INVESTMENTS IN SECURITIES:

For the six months ended April 30, 2008, purchases and sales of investments, excluding options and short-term securities, were $177,000,429 and $189,004,820, respectively.

The Fund entered into written option contracts for the six months ended April 30, 2008.

Details of the transactions were as follows:

                                        NUMBER OF CONTRACTS   PREMIUMS RECEIVED
--------------------------------------------------------------------------------
Options outstanding, beginning of year               10,435        $  1,530,278
Options written during the year                      41,479           5,574,533
Options expired during the year                     (19,432)         (2,312,887)
Options closed during the year                      (17,830)         (2,243,751)
Options assigned during the year                    (10,329)         (1,805,527)
--------------------------------------------------------------------------------
Options outstanding, end of period                    4,323        $    742,646
--------------------------------------------------------------------------------

Note 6 - DERIVATIVES:

At April 30, 2008, the following forward exchange currency contracts were outstanding:

                                                                     UNREALIZED
                                                     CURRENT      APPRECIATION/
SHORT CONTRACTS                                        VALUE       DEPRECIATION
--------------------------------------------------------------------------------
Canadian Dollar, 5,000,000 expiring 6/18/08      $ 4,962,590          $ (18,948)
EURO, 7,500,000, expiring 6/18/08                 11,651,167           (131,796)
Japanese Yen, 926,300,000 expiring 6/18/08         8,890,475            164,280
Pound Sterling, 4,450,000 expiring 6/18/08         8,783,352             92,638
Swiss Franc, 3,200,000 expiring 6/18/08            3,074,217             35,783
--------------------------------------------------------------------------------
                                                                      $ 141,957
--------------------------------------------------------------------------------

Note 7 - CAPITAL:

COMMON SHARES

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 13,603,025 issued and outstanding. In connection with the Fund's dividend reinvestment plan, the Fund issued 0 shares during the six months ended April 30, 2008 and 22,785 shares during the year ended October 31, 2007.



                                         SemiAnnual Report | April 30, 2008 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued


Note 8 - INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.


Note 9 - SUBSEQUENT EVENT:

On May 1, 2008, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on May 30, 2008 to shareholders of record on May 15, 2008.

On March 11, 2008, the Board of Trustees approved Claymore Advisors, LLC to replace BNY as the Fund Administration Agent effective May 1, 2008.


Note 10 - NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


14 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental INFORMATION | (unaudited)



TRUSTEES
The Trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

                                                                                          NUMBER OF
                                                                                          FUNDS IN
                                                                                          THE FUND    OTHER
NAME, ADDRESS, YEAR       TERM OF OFFICE*  PRINCIPAL OCCUPATIONS DURING                   COMPLEX**   DIRECTORSHIPS
OF BIRTH AND POSITION(S)  AND LENGTH OF    THE PAST FIVE YEARS AND                        OVERSEEN    HELD BY
HELD WITH REGISTRANT      TIME SERVED      OTHER AFFILIATIONS                             BY TRUSTEE  TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Daniel Black+             Since 2005       Partner, the Wicks Group of Cos., LLC          3           Director of Penn Foster
Year of birth: 1960                        (2003-present). Formerly, Managing Director                Education Group, Inc.
Trustee                                    and Co-head of the Merchant Banking Group at
                                           BNY Capital Markets, a division of The Bank
                                           of New York Co., Inc. (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes++       Since 2005       Formerly, Senior Vice President, Treasurer     41          None.
Year of birth: 1951                        (1993-1997), President, Pizza Hut
Trustee                                    International (1991-1993) and Senior Vice
                                           President, Strategic Planning and New
                                           Business Development (1987-1990) of PepsiCo,
                                           Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Derek Medina+             Since 2004       Senior Vice President, Business Affairs at     3           Director of Young
Year of birth: 1966                        ABC News (2008-present). Vice President,                   Scholar's Institute.
Trustee                                    Business Affairs and News Planning at ABC
                                           News (2003-2008). Formerly, Executive
                                           Director, Office of the President at ABC
                                           News (2000-2003). Former Associate at Cleary
                                           Gottlieb Steen & Hamilton (law firm)
                                           (1995-1998). Former associate in Corporate
                                           Finance at J.P. Morgan/Morgan Guaranty
                                           (1988-1990).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg++        Since 2004       Principal of Nyberg & Cassioppi, LLC, a law    44          None.
Year of birth: 1953                        firm specializing in corporate law, estate
Trustee                                    planning and business transactions
                                           (2000-present). Formerly, Executive Vice
                                           President, General Counsel and Corporate
                                           Secretary of Van Kampen Investments
                                           (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Seizert, CFP+   Since 2004       Chief Executive Officer of Seizert Capital     3           Former Director of Loomis,
Year of birth: 1952                        Partners, LLC, where he directs the equity                 Sayles and Co., L.P.
Trustee                                    disciplines of the firm and serves as a
                                           co-manager of the firmhedge fund, Proper
                                           Associates, LLC (2000-present). Formerly,
                                           Co-Chief Executive (1998-1999) and a
                                           Managing Partner and Chief Investment
                                           Officer-Equities of Munder Capital
                                           Management, LLC (1995-1999). Former Vice
                                           President and Portfolio Manager of Loomis,
                                           Sayles & Co., L.P. (asset manager)
                                           (1984-1995). Former Vice President and
                                           Portfolio Manager at First of America Bank
                                           (1978-1984).
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Smart+         Since 2004       Managing Partner, Cordova, Smart & Williams    3           Director, Country Pure
Year of birth: 1960                        LLC, Advisor to First Atlantic Capital Ltd.,               Foods. Chairman, Board
Trustee                                    (2001-present). Formerly, a Managing                       of Directors, Berkshire
                                           Director in Investment Banking-The Private                 Blanket, Inc., President
                                           Equity Group (1995-2001) and a Vice                        and Chairman, Board of
                                           President in Investment Banking-Corporate                  Directors, Sqwincher
                                           Finance (1992-1995) at Merrill Lynch & Co.                 Holdings. Board of
                                           Founding Partner of The Carpediem Group, a                 Directors, Sprint
                                           private placement firm (1991-1992). Former                 Industrial Holdings.
                                           Associate at Dillon, Read and Co.                          Co-chair of the Board of
                                           (investment bank) (1988-1990).                             H2O plus.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Tracy V. Maitland+0       Since 2004       President of Advent Capital Management, LLC,   3           None.
Year of birth: 1960                        which he founded in 1995. Prior to June
Trustee, President and                     2001, President of Advent Capital
Chief Executive Officer                    Management, a division of Utendahl Capital.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso++00      Since 2004       Formerly, Senior Managing Director and Chief   44          None.
Year of Birth: 1965                        Administrative Officer (2007-2008) and
Trustee                                    General Counsel (2001-2007) of Claymore
                                           Advisors, LLC and Claymore Securities, Inc.
                                           Formerly, Assistant General Counsel, John
                                           Nuveen and Company Inc. (1999-2000). Former
                                           Vice President and Associate General Counsel
                                           of Van Kampen Investments, Inc. (1992-1999).
------------------------------------------------------------------------------------------------------------------------------------

+ Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

++   Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532

* After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

     - Messrs. Smart, Nyberg and Black, as Class I Trustees, are expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.

     - Messrs. Maitland and Dalmaso, as Class II Trustees, are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

     - Messrs. Seizert, Medina and Barnes, as Class III Trustees, are expected to stand for re-election at the Fund's 2010 annual meeting of shareholders.

** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

0 Mr. Maitland is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund's Investment Manager.

00 Mr. Dalmaso is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Adviser and certain of its affiliates.


                                         SemiAnnual Report | April 30, 2008 | l5

LCM | Advent/Claymore Enhanced Growth & Income Fund |
SUPPLEMENTAL INFORMATION (unaudited) continued


OFFICERS
The Officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:


OFFICERS:
NAME, ADDRESS*, YEAR OF BIRTH AND      TERM OF OFFICE** AND       PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
POSITION(S) HELD WITH REGISTRANT       LENGTH OF TIME SERVED      AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
F. Barry Nelson                        Since 2005                 Co-Portfolio Manager at Advent Capital Management, LLC
Year of birth: 1943                                               (2001-present). Prior to 2001, Mr. Nelson held the same position
Vice President                                                    at Advent Capital Management, a division of Utendahl Capital.
------------------------------------------------------------------------------------------------------------------------------------
Robert White                           Since 2005                 Chief Financial Officer, Advent Capital Management, LLC
Year of birth: 1965                                               (2005-present). Previously, Vice President, Client Service
Treasurer and                                                     Manager, Goldman Sachs Prime Brokerage (1997-2005).
Chief Financial Officer
------------------------------------------------------------------------------------------------------------------------------------
Rodd Baxter                            Since 2005                 General Counsel, Advent Capital Management, LLC (2002-present);
Year of birth: 1950                                               Formerly, Director and Senior Counsel, SG Cowen Securities Corp.
Secretary and                                                     (1998-2002).
Chief Compliance Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                         Since 2005                 Senior Managing Director and Chief Financial Officer of Claymore
2455 Corporate West Drive                                         Advisors, LLC and Claymore Securities, Inc. (2005-present).
Lisle, IL 60532                                                   Formerly, Chief Financial Officer (2005-2006) of Claymore Group,
Year of birth: 1964                                               Inc., Managing Director of Claymore Advisors, LLC and Claymore
Assistant Treasurer                                               Securities, Inc. (2003-2005). Previously, Treasurer of Henderson
                                                                  Global Funds and Operations Manager for Henderson Global Investors
                                                                  (North America) Inc., (2002-2003); Managing Director, FrontPoint
                                                                  Partners LLC (2001-2002); Vice President, Nuveen Investments
                                                                  (1999-2001); Chief Financial Officer, Skyline Asset Management LP
                                                                  (1999); Vice President, Van Kampen Investments and Assistant
                                                                  Treasurer, Van Kampen mutual funds (1989-1999).
------------------------------------------------------------------------------------------------------------------------------------

* Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.


16 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment PLAN | (unaudited)


Unless the registered owner of common shares elects to receive cash by contacting The Bank of New York Mellon (the "Plan Administrator"), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286; Phone Number: (866) 488-3559.


                                         SemiAnnual Report | April 30, 2008 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Investment Management
AGREEMENT AND INVESTMENT ADVISORY AGREEMENT RE-APPROVAL | (unaudited)


Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Advent/Claymore Enhanced Growth & Income Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), is required to annually review and re-approve the terms of the Fund's existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the "Management Agreement") with Advent Capital Management, LLC ("Advent") and the investment advisory agreement (the "Advisory Agreement") with Claymore Advisors, LLC ("Claymore"), for the Fund.

More specifically, at a meeting held on March 11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Advent and Claymore and the re-approval of the Management Agreement and the Advisory Agreement, respectively.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Advent and Claymore under the Management Agreement and Advisory Agreement. The Board reviewed and analyzed the responses of Advent and Claymore to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, personnel of Advent and Claymore. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Advent and Claymore, including their resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the compensation structures for the personnel of Advent and Claymore involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment management and advisory services provided to the Fund by Advent and Claymore.


FUND PERFORMANCE AND EXPENSES

The Board considered the most recent one year, three-month and year-to-date performance results for the Fund. It also considered these results in comparison to the performance results of a group of other closed-end funds that were determined to be the most similar to the Fund ("Peer Group").

The Board received and considered statistical information regarding the Fund's total expense ratio (based on net assets applicable to common shares) and its various components. The Board also considered comparisons of these expenses to the expense information for the Fund's Peer Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Management Agreement and Advisory Agreement of the Fund.


INVESTMENT MANAGEMENT FEE RATES

The Board reviewed and considered the contractual investment management fee and the investment advisory fee rates for the Fund (collectively, the "Management Agreement Rates") payable by the Fund to Advent and Claymore for investment management and advisory services. In addition, the Board reviewed and considered all fee waiver arrangements applicable to the Management Agreement Rates and considered the Management Agreement Rates after taking all applicable waivers into account (the "Net Management Rates").

Additionally, the Board received and considered information comparing the Management Agreement Rates (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in the Peer Group. The Board concluded that the fees were fair and equitable based on relevant factors, including the Fund's performance results and total expenses ranking relative to its Peer Group.


PROFITABILITY

The Board received and considered an estimated profitability analysis of Advent and Claymore based on the Net Management Rates. The Board concluded that, in light of the costs of providing investment management and advisory services to the Fund, the profits and other ancillary benefits that Advent and Claymore received with regard to providing these services to the Fund were not unreasonable.


ECONOMIES OF SCALE

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that the opportunity to benefit from economies of scale was diminished in the context of closed-end funds.


INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Advent and Claymore to their other clients.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement and the Advisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Management Agreement and Advisory Agreement.


18 | SemiAnnual Report | April 30, 2008

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund INFORMATION |


BOARD OF TRUSTEES
Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland**
Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart


* Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Adviser and certain of its affiliates.

** Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.


OFFICERS

Tracy V. Maitland
President and Chief Executive Officer

F. Barry Nelson
Vice President

Robert White
Treasurer and Chief Financial Officer

Rodd Baxter
Secretary and Chief Compliance Officer

INVESTMENT MANAGER

Advent Capital Management, LLC
New York, New York

INVESTMENT ADVISER AND ADMINISTRATOR (EFFECTIVE MAY 1, 2008)

Claymore Advisors, LLC
Lisle, Illinois

ADMINISTRATOR (THROUGH APRIL 30, 2008), CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon
New York, New York

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
New York, New York



PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

QUESTIONS CONCERNING YOUR SHARES OF ADVENT/CLAYMORE ENHANCED GROWTH & INCOME
FUND?

     o    If your shares are held in a Brokerage Account, contact your Broker.

     o If you have physical possession of your shares in certificate form, contact the Fund's Custodian and Transfer Agent: The Bank of New York Mellon, 101 Barclay 11E, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 274-2227 or on the Securities & Exchange Commission's ("SEC's") website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 274-2227 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at http://www.sec.gov.

In October 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") in which the Fund's principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.


                                         SemiAnnual Report | April 30, 2008 | 19

ADVENT CAPITAL MANAGEMENT, LLC
1065 Avenue of the Americas
New York, New York 10018

                                                                       LCM
                                                                      LISTED
                                                                      NYSE(R)


                                                                    LCM-SAR-0408

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a semi-annual reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of this filing, in the Portfolio Manager identified in response to paragraph (a)(1) of this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded based on such evaluation that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:      /s/ Tracy V. Maitland
         -----------------------------------------------------------------------

Name:    Tracy V. Maitland

Title:   President and Chief Executive Officer

Date:    July 3, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Tracy V. Maitland
         -----------------------------------------------------------------------

Name:    Tracy V. Maitland

Title:   President and Chief Executive Officer

Date:    July 3, 2008

By:      /s/ Robert White
         -----------------------------------------------------------------------

Name:    Robert White

Title:   Treasurer and Chief Financial Officer

Date:    July 3, 2008